Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - January | iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $2.21 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.70%
Innovator U.S. Small Cap Power Buffer ETF™ - January | iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $220.96 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%
Innovator U.S. Small Cap Power Buffer ETF™ - January | iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $187.82 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator U.S. Small Cap Power Buffer ETF™ - January | iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $259.52 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.60%)